Fair Value Measurements (Fair Value Measurements by Level of Valuation Inputs) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	$ 7,662	$ 9,539
Other real estate owned	428	427
Measured at fair value on a recurring basis [Member] | Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	72,817	67,688
Measured at fair value on a recurring basis [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	45,976	37,590
Measured at fair value on a recurring basis [Member] | Corporate notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities		1,004
Measured at fair value on a recurring basis [Member] | Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	2,526	4,109
Measured at fair value on a recurring basis [Member] | Equity securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	1,019	890
Measured at fair value on a recurring basis [Member] | (Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Equity securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	1,019	890
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government agencies and corporations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	72,817	67,688
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Obligations of state and political subdivisions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	45,976	37,590
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Corporate notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities		1,004
Measured at fair value on a recurring basis [Member] | (Level 2) Significant Other Observable Inputs [Member] | Mortgage-backed securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities	2,526	4,109
Measured at fair value on a non-recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	1,212	3,240
Other real estate owned	50
Measured at fair value on a non-recurring basis | (Level 3) Significant Other Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	1,212	3,240
Other real estate owned	$ 50